Filed Pursuant to Rule 497(d)
Registration File No.: 333-178502

BLACKROCK ALTERNATIVES ALLOCATION PORTFOLIO LLC

BLACKROCK ALTERNATIVES ALLOCATION FB PORTFOLIO LLC

BLACKROCK ALTERNATIVES ALLOCATION TEI PORTFOLIO LLC

BLACKROCK ALTERNATIVES ALLOCATION FB TEI PORTFOLIO LLC

Supplement dated June 4, 2012 to the

Prospectus, dated March 26, 2012, of

BlackRock Alternatives Allocation Portfolio LLC

BlackRock Alternatives Allocation FB Portfolio LLC

BlackRock Alternatives Allocation TEI Portfolio LLC

BlackRock Alternatives Allocation FB TEI Portfolio LLC

This supplement amends certain information in the Prospectus (the “Prospectus”), dated March 26, 2012, of BlackRock Alternatives Allocation Portfolio LLC, BlackRock Alternatives Allocation FB Portfolio LLC, BlackRock Alternatives Allocation TEI Portfolio LLC, and BlackRock Alternatives Allocation FB TEI Portfolio LLC (collectively, the “Funds”). Unless otherwise indicated, all other information included in the Prospectus that is not inconsistent with the information set forth in this supplement remains unchanged. The terms used in this supplement have the same meaning as in the Prospectus.

Quarterly and monthly performance, semi-annual and annual reports and other information regarding the Fund may be found under “Alternative Investments” on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website into this Prospectus.

Certain Unaudited Financial Statements

Each of the Fund’s unaudited Statement of Assets, Liabilities and Members’ Capital and unaudited Portfolio of Investments, each as of April 30, 2012, are set forth below:

(BAAP-P1-SUPP-0512)

BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

APRIL 30, 2012

(unaudited)

Assets
Investments, at fair value (cost - $26,183,524)	$26,239,425
Cash and cash equivalents	3,832,426
Due from Adviser	54,404
Dividend receivable	7,420
Interest receivable	562

Total assets	30,134,237

Liabilities
Options Written, at fair value (premiums received - $15,940)	11,400
Professional fees payable	7,083
Directors fee payable	708
Accrued expenses and other liabilities	143,493

Total liabilities	162,684

Members’ Capital
Total members’ capital	$29,971,553

(BAAP-P1-SUPP-0512)

BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC

PORTFOLIO OF INVESTMENTS

APRIL 30, 2012

(unaudited)

Strategy	Investment	Cost	(in U.S. dollars) Fair Value
Absolute Return - 47.0%
Directional Trading - 5.1%	AlphaMosaic (US) LLC	$650,000	$649,438
	Fortress Asia Macro Fund LP	900,000	875,628

			1,525,066
Event Driven - 14.0%	Davidson Kempner Institutional Partners LP	1,100,000	1,105,217
	HBK Fund II LP	1,000,000	1,004,822
	Magnetar Capital Fund II LP	1,100,000	1,112,540
	Pentwater Event Fund LLC	950,000	979,176

			4,201,755
Fundamental Long/Short - 21.8%	BG Fund	875,000	879,292
	Claren Road Credit Partners LP	1,000,000	1,005,918
	Empire Capital Partners LP	900,000	885,086
	Glenview Institutional Partners LP	900,000	881,461
	Myriad Opportunities US Fund, Ltd.	1,000,000	1,006,266
	One William Street Capital Partners LP	875,000	881,300
	Scout Capital Partners II LP	1,000,000	1,007,592

			6,546,915
Relative Value - 6.1%	Peak6 Performance Fund LLC	900,000	898,200
	Stratus Feeder LLC	950,000	942,305

			1,840,505
Credit - 13.6%
Emerging Markets - 5.6%	Pictet Emerging Local Currency Debt Fund, LLC	1,650,000	1,663,678

			1,663,678
High Yield - 8.0%	Loomis High Yield Full Discretion NHIT	1,650,000	1,654,574
	SPDR Barclays Capital High Yield Bond ETF	748,292	756,857

			2,411,431
Private Equity - 6.0%
Equities - 6.0%	Ares Capital Corp.	364,704	353,169
	Golub Capital BDC, Inc.	356,097	350,339
	Hercules Technology Growth Capital, Inc.	362,119	370,722
	PennantPark Investment Corp.	369,984	361,727
	THL Credit, Inc.	365,621	352,724

			1,788,681

(BAAP-P1-SUPP-0512)

BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC

PORTFOLIO OF INVESTMENTS (CONTINUED)

APRIL 30, 2012

(unaudited)

Strategy	Investment	Cost	(in U.S. dollars) Fair Value
Real Assets - 13.1%
Commodity Indices - 3.0%	Energy Select Sector SPDR Fund	$906,803	$892,756

			892,756
Equities - 5.1%	Chesapeake Midstream Partners LP	148,615	144,748
	DCP Midstream Partners LP	92,914	92,948
	Enbridge Energy Partners LP	59,683	59,853
	Energy Transfer Partners LP	122,309	130,130
	Enterprise Products Partners LP	149,992	153,177
	Kinder Morgan Energy Partners LP	59,712	59,769
	Markwest Energy Partners LP	205,177	209,924
	ONEOK Partners LP	161,850	165,217
	Plains All American Pipeline LP	183,081	191,143
	Targa Resources Partners LP	134,142	140,063
	Western Gas Partners LP	76,972	79,024
	Williams Partners LP	104,770	106,551

			1,532,547
Precious Metals - 5.0%	SPDR Gold Shares	1,510,627	1,497,714

			1,497,714
Real Estate - 7.7%
REITS - 7.7%	Urdang Global Real Estate Securities Fund LP	2,250,000	2,302,377

			2,302,377
Total Long-Term Investments (Cost - $26,133,464) - 87.4%			26,203,425
Options Purchased - 0.1%
Exchange-Traded Put Options - 0.1%	S&P 500 Index, Strike Price USD 1,200.00, Expires 9/22/12	50,060	36,000

			36,000
Total Options Purchased (Cost - $50,060) - 0.1%			36,000
Total Investments Before Options Written (Cost - $26,183,524) - 87.5%			26,239,425
Options Written - 0.0%
Exchange-Traded Put Options - 0.0%	S&P 500 Index, Strike Price USD 1,000.00, Expires 9/22/12	(15,940)	(11,400)

			(11,400)
Total Options Written (Premiums Received - $15,940) - 0.0%			(11,400)
Total Investments Net of Options Written (Cost - $26,167,584*) - 87.5%			26,228,025
Other Assets Less Liabilities - 12.5%			3,743,528

Members’ Capital - 100.0%			$29,971,553

Percentages shown are stated as a percentage of net assets as of April 30, 2012.

(BAAP-P1-SUPP-0512)

BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC

PORTFOLIO OF INVESTMENTS (CONTINUED)

APRIL 30, 2012

(unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2012, as computed for federal income tax purposes, were as follows:

Aggregate cost	$26,167,584

Gross unrealized appreciation	$211,657
Gross unrealized depreciation	(151,216)

Net unrealized appreciation	$60,441

Investments by Strategy (as a percentage of total investments) as of April 30, 2012 (unaudited)
Absolute Return
Directional Trading	5.8%
Event Driven	16.0
Fundamental Long/Short	25.0
Relative Value	7.0
Credit
Emerging Markets	6.3
High Yield	9.2
Private Equity
Equities	6.8
Real Assets
Commodity Indicies	3.4
Equities	5.9
Precious Metals	5.7
Real Estate
REITS	8.8
Options Purchased
Exchange-Traded Put Options	0.1
Options Written
Exchange-Traded Put Options	0.0
100.0%

Total return swaps outstanding as of April 30, 2012 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Period End Index Rate	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
S&P GSCI 3 Month Forward Index Excess Return	Receives	412.7853	JPMorgan Chase Bank, N.A.	4/30/2013	$2,341,077	$-

						$-

(BAAP-P1-SUPP-0512)

BLACKROCK ALTERNATIVES ALLOCATION PORTFOLIO LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

APRIL 30, 2012

(unaudited)

Assets
Investments in Master Fund at fair value (cost - $100,000)	$99,905
Due from Adviser	80,393
Other assets	132,781

Total assets	313,079

Liabilities
Professional fees payable	2,500
Offering Costs Payable	144,852
Distribution fees payable	83
Accrued expenses and other liabilities	65,822

Total liabilities	213,257

Members’ Capital
Total members’ capital	$99,822

(BAAP-P1-SUPP-0512)

BLACKROCK ALTERNATIVES ALLOCATION TEI PORTFOLIO LLC

CONSOLIDATED STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

APRIL 30, 2012

(unaudited)

Assets
Investments in Master Fund at fair value (cost - $100,000)	$99,905
Due from Adviser	82,449
Other assets	132,781

Total assets	315,135

Liabilities
Professional fees payable	3,097
Offering Costs Payable	144,852
Distribution fees payable	83
Accrued expenses and other liabilities	67,281

Total liabilities	215,313

Members’ Capital
Total members’ capital	$99,822

This financial statement is a consolidated financial statement of the BlackRock Alternatives Allocation TEI Portfolio LLC and the BlackRock Alternatives Allocation Portfolio, Ltd.

(BAAP-P1-SUPP-0512)

BLACKROCK ALTERNATIVES ALLOCATION FB PORTFOLIO LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

APRIL 30, 2012

(unaudited)

Assets
Investments in Master Fund at fair value (cost - $29,690,000)	$29,661,846
Due from Adviser	81,261
Other assets	142,322

Total assets	29,885,429

Liabilities
Professional fees payable	2,500
Offering Costs Payable	155,260
Accrued expenses and other liabilities	65,822

Total liabilities	223,582

Members’ Capital
Total members’ capital	$29,661,847

(BAAP-P1-SUPP-0512)

BLACKROCK ALTERNATIVES ALLOCATION FB TEI PORTFOLIO LLC

CONSOLIDATED STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

APRIL 30, 2012

(unaudited)

Assets
Investments in Master Fund at fair value (cost - $100,000)	$99,905
Due from Adviser	82,422
Other assets	132,486

Total assets	314,813

Liabilities
Professional fees payable	3,097
Offering Costs Payable	144,530
Accrued expenses and other liabilities	67,281

Total liabilities	214,908

Members’ Capital
Total members’ capital	$99,905

This financial statement is a consolidated financial statement of the BlackRock Alternatives Allocation FB TEI Portfolio LLC and the BlackRock Alternatives Allocation FB Portfolio, Ltd.

(BAAP-P1-SUPP-0512)